Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wffthighyldbd-20160322_SupplementTextBlock
SUPPLEMENT TO THE
INSTITUTIONAL PROSPECTUS
OF
WELLS FARGO INCOME FUNDS
Wells Fargo High Yield Bond Fund
(the "Fund")
In the section entitled "Fund Summary - Performance" the Fund's Calendar Year Total Returns table and the Average Annual Total Returns table are replaced with the following:
Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]

Highest Quarter: 2nd Quarter 2009	+20.59%
Lowest Quarter: 4th Quarter 2008	-16.99%
Year-to-date total return as of 9/30/2015 is -3.01%

Average Annual Total returns for the periods ended 12/31/2014[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2014	5.11%	8.14%	6.68%
Institutional Class (after taxes on distributions)	10/31/2014	3.14%	5.75%	3.96%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2014	2.89%	5.35%	4.02%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)		2.51%	8.85%	7.62%

1.
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. The Institutional Class annual returns are substantially similar to what the Administration Class annual returns would be because the Institutional Class and Administration Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo High Yield Bond Fund)
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.59%
Lowest Quarter: 4th Quarter 2008	-16.99%
Year-to-date total return as of 9/30/2015 is -3.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total returns for the periods ended 12/31/2014	[1]
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo High Yield Bond Fund) | BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	7.62%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo High Yield Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[1]
Annual Return 2005	rr_AnnualReturn2005	1.18%
Annual Return 2006	rr_AnnualReturn2006	9.38%
Annual Return 2007	rr_AnnualReturn2007	3.12%
Annual Return 2008	rr_AnnualReturn2008	(25.97%)
Annual Return 2009	rr_AnnualReturn2009	52.79%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Annual Return 2011	rr_AnnualReturn2011	4.30%
Annual Return 2012	rr_AnnualReturn2012	14.37%
Annual Return 2013	rr_AnnualReturn2013	3.91%
Annual Return 2014	rr_AnnualReturn2014	5.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2015 is -3.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.01%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	8.14%
10 Years	rr_AverageAnnualReturnYear10	6.68%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo High Yield Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	3.96%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo High Yield Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.02%

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. The Institutional Class annual returns are substantially similar to what the Administration Class annual returns would be because the Institutional Class and Administration Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.